UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September  30, 2003
                                               --------------------------

Check here if Amendment  [  ];   Amendment Number:
                                                   ----------------------
         This Amendment  (Check only one.):   [  ]  is a restatement.
                                              [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  -------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  -------------------------------------------------------
                       One Pacific Place, Suite 600
                  -------------------------------------------------------
                       1125 South 103 Street
                  -------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  -------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  -------------------------------------------------------
Title:                 President
                  -------------------------------------------------------
Phone:                 402-391-1980
                  -------------------------------------------------------


Signature, Place, and Date of Signing:

  /s/ Wallace R. Weitz           Omaha, Nebraska             November 11, 2003
--------------------------     -------------------------    -------------------
  Signature                      City, State                 Date



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Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                                ------------------------------

Form 13F Information Table Entry Total:            52
                                                ------------------------------

Form 13F Information Table Value Total:         $5,544,955
                                                ------------------------------
                                                                   (thousands)


List of Other Included Managers:  None

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WALLACE R. WEITZ & COMPANY          30-Sep-03
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE


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        COLUMN 1                 COLUMN 2          COLUMN 3     COLUMN 4          COLUMN 5         COLUMN 6     COLUMN 7   COLUMN 8
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                                                                 VALUE      SHRS OR  SH/ PUT/     INVESTMENT     OTHER      VOTING
     NAME OF ISSUER           TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT  PRN CALL     DISCRETION    MANAGERS  AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------


ALLTEL CORP                      COM              020039103     152,320      3,287,000 SH          Sole           N/A     Shared
ARCHSTONE SMITH TR               COM              039583109      68,543      2,598,300 SH          Sole           N/A     Shared
ASTORIA FINL CORP                COM              046265104       5,157        166,900 SH          Sole           N/A      Sole
AVALONBAY CMNTYS INC             COM              053484101      19,408        414,700 SH          Sole           N/A      Sole
BERKSHIRE HATHAWAY INC DEL       CL A             084670108     230,625          3,075 SH          Sole           N/A     Shared
BERKSHIRE HATHAWAY INC DEL       CL B             084670207     258,086        103,400 SH          Sole           N/A      Sole
CAPITAL AUTOMOTIVE REIT          COM SH BEN INT   139733109      10,129        332,000 SH          Sole           N/A     Shared
CENTENNIAL COMMUNCTNS CORP N     CL A NEW         15133V208       4,297        845,949 SH          Sole           N/A      Sole
CHARTER COMMUNICATIONS INC D     NOTE 5.750%10/1  16117MAB3      30,940     34,000,000 PRN         Sole           N/A      Sole
CHARTER COMMUNICATIONS INC D     CL A             16117M107     140,492     34,100,000 SH          Sole           N/A      Sole
CITIZENS COMMUNICATIONS CO       COM              17453B101     259,736     23,170,000 SH          Sole           N/A     Shared
COMCAST CORP NEW                 CL A SPL         20030N200     356,932     12,083,000 SH          Sole           N/A     Shared
COSTCO WHSL CORP NEW             COM              22160K105      17,249        555,000 SH          Sole           N/A     Shared
COUNTRYWIDE FINANCIAL CORP       COM              222372104     220,436      2,816,000 SH          Sole           N/A      Sole
D R HORTON INC                   COM              23331A109       8,175        250,000 SH          Sole           N/A      Sole
DAILY JOURNAL CORP               COM              233912104       3,073        114,800 SH          Sole           N/A      Sole
EXTENDED STAY AMER INC           COM              30224P101      43,545      2,916,600 SH          Sole           N/A      Sole
FEDERAL HOME LN MTG CORP         COM              313400301     201,548      3,850,000 SH          Sole           N/A     Shared
FEDERAL NATL MTG ASSN            COM              313586109      59,670        850,000 SH          Sole           N/A      Sole
FOREST CITY ENTERPRISES INC      CL A             345550107      51,962      1,187,700 SH          Sole           N/A      Sole
GABELLI GLOBAL MULTIMEDIA TR     COM              36239Q109       1,425        183,118 SH          Sole           N/A      Sole
GREENPOINT FINL CORP             COM              395384100     161,432      5,406,300 SH          Sole           N/A      Sole
HANOVER CAP MTG HLDGS INC        COM              410761100       5,807        550,400 SH          Sole           N/A      Sole
HARRAHS ENTMT INC                COM              413619107      48,005      1,140,000 SH          Sole           N/A      Sole
HILTON HOTELS CORP               COM              432848109     210,860     13,000,000 SH          Sole           N/A     Shared
HOST MARRIOTT CORP NEW           COM              44107P104     325,774     30,361,000 SH          Sole           N/A     Shared
INSIGHT COMMUNICATIONS INC       CL A             45768V108      74,543      7,830,100 SH          Sole           N/A     Shared
INSURANCE AUTO AUCTIONS INC      COM              457875102       7,280        647,100 SH          Sole           N/A      Sole
INTELLIGENT SYS CORP NEW         COM              45816D100       1,085        638,466 SH          Sole           N/A      Sole
INTERPUBLIC GROUP COS INC        COM              460690100      14,120      1,000,000 SH          Sole           N/A      Sole
LABORATORY CORP AMER HLDGS       COM NEW          50540R409      53,838      1,875,900 SH          Sole           N/A     Shared
LIBERTY MEDIA CORP NEW           COM SER A        530718105     413,027     41,427,000 SH          Sole           N/A     Shared
LYNCH INTERACTIVE CORP           COM              551146103       2,620        100,000 SH          Sole           N/A      Sole
MAIL-WELL INC                    COM              560321200      44,370     12,677,200 SH          Sole           N/A      Sole
NEWCASTLE INVT CORP              COM              65105M108      50,578      2,200,000 SH          Sole           N/A      Sole
NOVASTAR FINL INC                COM              669947400      82,469      1,435,000 SH          Sole           N/A      Sole
PAPA JOHNS INTL INC              COM              698813102      17,367        700,000 SH          Sole           N/A      Sole
PARK PL ENTMT CORP               COM              700690100     354,255     39,318,000 SH          Sole           N/A     Shared
QWEST COMMUNICATIONS INTL IN     COM              749121109     151,838     44,658,200 SH          Sole           N/A     Shared
REDWOOD TR INC                   COM              758075402     137,558      3,244,300 SH          Sole           N/A     Shared
SAFEWAY INC                      COM NEW          786514208     198,890      8,670,000 SH          Sole           N/A     Shared
SIX FLAGS INC                    COM              83001P109      64,205     12,206,200 SH          Sole           N/A     Shared
SPRINT CORP                      COM FON GROUP    852061100      43,337      2,870,000 SH          Sole           N/A     Shared
TELEPHONE & DATA SYS INC         COM              879433100     180,283      3,188,600 SH          Sole           N/A     Shared
TRIAD HOSPITALS INC              COM              89579K109       4,827        159,400 sh          Sole           N/A      Sole
US BANCORP DEL                   COM NEW          902973304     116,861      4,871,250 SH          Sole           N/A     Shared
VORNADO RLTY TR                  SH BEN INT       929042109      57,648      1,200,000 SH          Sole           N/A      Sole
WASHINGTON MUT INC               COM              939322103     248,818      6,320,000 SH          Sole           N/A     Shared
WASHINGTON POST CO               CL B             939640108     202,626        304,700 SH          Sole           N/A      Sole
WASTE MGMT INC DEL               COM              94106L109      37,981      1,451,300 SH          Sole           N/A      Sole
WELLS FARGO & CO NEW             COM              949746101       7,725        150,000 SH          Sole           N/A      Sole
WESTAR ENERGY INC                COM              95709T100      81,180      4,400,000 SH          Sole           N/A      Sole
                                                           ---------------------------
                              52                              5,544,955    377,827,958


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